Goodwill and Intangibles, Weighted Average Estimated Remaining Life for Intangible Asset (FY) (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 10, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted Average Estimated Remaining Life of Intangible Asset Classes [Abstract]
Intangible assets amortization expense	$ 9,900	$ 16,010	$ 42,041		$ 26,292
Customer Relationships [Member]
Weighted Average Estimated Remaining Life of Intangible Asset Classes [Abstract]
Weighted average estimated remaining life of intangible asset classes			3 years 6 months	4 years 6 months
Technology [Member]
Weighted Average Estimated Remaining Life of Intangible Asset Classes [Abstract]
Weighted average estimated remaining life of intangible asset classes			1 year 6 months	2 years 6 months
Intangible assets written off		$ 654	$ 125
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]		Depreciation and amortization	Depreciation and amortization